Finance and operating leases - Supplemental balance sheet information (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease term (in years):
Finance leases	3 years 6 months	2 years 7 months 6 days
Operating leases	9 years 10 months 24 days	10 years 3 months 18 days
Weighted-average discount rate:
Finance leases	5.65%	5.19%
Operating leases	5.02%	4.59%